Shareholder Report, Average Annual Return (Details)		12 Months Ended	57 Months Ended	60 Months Ended	84 Months Ended	90 Months Ended	111 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000176380
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners Emerging Markets Equity Fund, Investor Shares
C000176381
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners Emerging Markets Equity Fund, Institutional Shares
C000176382
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners Emerging Markets Equity Fund, R6 Shares
C000210821
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners Global Quality Equity Fund, Investor Shares
C000210820
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners Global Quality Equity Fund, Institutional Shares
C000210819
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners Global Quality Equity Fund, R6 Shares
C000204822
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners US Select Quality Equity Fund, Investor Shares
C000204821
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners US Select Quality Equity Fund, Institutional Shares
C000204820
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners US Select Quality Equity Fund, R6 Shares
C000228650
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners Global Quality Value Fund, Investor Shares
C000228651
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners Global Quality Value Fund, Institutional Shares
C000228652
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners International Quality Value Fund, Investor Shares
C000228653
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners International Quality Value Fund, Institutional Shares
C000228654
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners US Quality Value Fund, Investor Shares
C000228655
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GQG Partners US Quality Value Fund, Institutional Shares
Without Sales Load [Member] | C000176380
Average Annual Return [Line Items]
Average Annual Return, Percent		12.30%		3.52%			8.56%
Without Sales Load [Member] | C000176381
Average Annual Return [Line Items]
Average Annual Return, Percent		12.60%		3.74%			8.79%
Without Sales Load [Member] | C000176382
Average Annual Return [Line Items]
Average Annual Return, Percent		12.59%		3.74%			8.79%
Without Sales Load [Member] | C000210821
Average Annual Return [Line Items]
Average Annual Return, Percent		7.82%		11.58%	12.36%
Without Sales Load [Member] | C000210820
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%		11.80%	12.57%
Without Sales Load [Member] | C000210819
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%		11.79%	12.56%
Without Sales Load [Member] | C000204822
Average Annual Return [Line Items]
Average Annual Return, Percent		5.41%		12.58%		13.95%
Without Sales Load [Member] | C000204821
Average Annual Return [Line Items]
Average Annual Return, Percent		5.61%		12.77%		14.13%
Without Sales Load [Member] | C000204820
Average Annual Return [Line Items]
Average Annual Return, Percent		5.61%		12.78%		14.14%
Without Sales Load [Member] | C000228650
Average Annual Return [Line Items]
Average Annual Return, Percent		20.44%	11.40%
Without Sales Load [Member] | C000228651
Average Annual Return [Line Items]
Average Annual Return, Percent		20.76%	11.54%
Without Sales Load [Member] | C000228652
Average Annual Return [Line Items]
Average Annual Return, Percent		19.16%	9.26%
Without Sales Load [Member] | C000228653
Average Annual Return [Line Items]
Average Annual Return, Percent		19.36%	9.37%
Without Sales Load [Member] | C000228654
Average Annual Return [Line Items]
Average Annual Return, Percent		11.87%	11.59%
Without Sales Load [Member] | C000228655
Average Annual Return [Line Items]
Average Annual Return, Percent		11.96%	11.69%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		29.55%		3.69%			8.01%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		29.55%		3.69%			8.01%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		29.55%		3.69%			8.01%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4],[5]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		20.01%		9.49%	11.60%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[7]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		20.01%		9.49%	11.60%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[9]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		20.01%		9.49%	11.60%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%		12.06%		13.14%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%		12.06%		13.14%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%		12.06%		13.14%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		20.01%	8.37%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15],[16]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		20.01%	8.37%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[18]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		24.91%	6.20%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19],[20]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		24.91%	6.20%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	10.80%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	10.80%
MSCI ACWI Value (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14]	MSCI ACWI Value (USD) (NR)
Average Annual Return, Percent		17.79%	8.61%
MSCI ACWI High Dividend Yield Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[14]	MSCI ACWI High Dividend Yield Index (USD) (NR)
Average Annual Return, Percent		18.40%	7.54%
MSCI ACWI Value (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15],[16]	MSCI ACWI Value (USD) (NR)
Average Annual Return, Percent		17.79%	8.61%
MSCI ACWI High Dividend Yield Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15],[16]	MSCI ACWI High Dividend Yield Index (USD) (NR)
Average Annual Return, Percent		18.40%	7.54%
MSCI ACWI ex USA Value Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[18]	MSCI ACWI ex USA Value Index (USD) (NR)
Average Annual Return, Percent		31.15%	10.41%
MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[18]	MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)
Average Annual Return, Percent		22.85%	10.05%
MSCI ACWI ex USA Value Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19],[20]	MSCI ACWI ex USA Value Index (USD) (NR)
Average Annual Return, Percent		31.15%	10.41%
MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19],[20]	MSCI ACWI ex USA High Dividend Yield Index (USD) (NR)
Average Annual Return, Percent		22.85%	10.05%
MSCI USA Value (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]	MSCI USA Value (USD) (NR)
Average Annual Return, Percent		10.68%	7.62%
MSCI USA High Dividend Yield Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]	MSCI USA High Dividend Yield Index (USD) (NR)
Average Annual Return, Percent		12.34%	7.62%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		17.74%	10.05%
MSCI USA Value (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]	MSCI USA Value (USD) (NR)
Average Annual Return, Percent		10.68%	7.62%
MSCI USA High Dividend Yield Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]	MSCI USA High Dividend Yield Index (USD) (NR)
Average Annual Return, Percent		12.34%	7.62%
Russell 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]	Russell 1000 Index (USD) (TR)
Average Annual Return, Percent		17.74%	10.05%

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	ACWI – All Country World Index
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	ACWI – All Country World Index
[7]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[8]	ACWI – All Country World Index
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	ACWI – All Country World Index
[14]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[15]	ACWI – All Country World Index
[16]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[17]	ACWI – All Country World Index
[18]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[19]	ACWI – All Country World Index
[20]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[24]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).